SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2024
SIGNIFICANT ACCOUNTING POLICIES
Schedule of property plant and equipment estimated useful lives and residual rate

	Estimated useful lives	Residual rate
Buildings	20 years	5%
Computers and equipment	2-10 years	0%-5%
Vehicle	4-5 years	5%

Schedule of amortization of finite-lived intangible assets estimated useful lives

Estimated useful lives
Software	1 - 10 years
License	3 - 10 years

Schedule of activity in allowance for credit losses related to accounts and notes receivable and other receivables from related parties

	Year ended December 31,
	2023	2024
	RMB	RMB
Balance at beginning of the year	15,389	16,631
Current year provision	2,574	264
Reversals	(11)	(4,624)
Write off	(1,321)	(1,306)
Balance at end of the year	16,631	10,965